17. Loans and financing (Details Narrative) R$ in Thousands, $ in Thousands		12 Months Ended
	Oct. 22, 2018 shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2020 BRL (R$)	Aug. 31, 2020 BRL (R$)	Jan. 31, 2020 BRL (R$)
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount						R$ 1,837,904
Total debt issuance costs			R$ 189,195		R$ 143,119
Interest paid			484,113
Premiums costs			189,195		143,119
Elimination of related parties			R$ 10,609		86,393
USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $		$ 363,321
Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Issuance of debentures | shares	148,000
Description of Issuance of transactions		(a) Issuance of transactions with the purpose maintaining and managing the Company's working capital. (b) Issuance of 88,750 debentures by GLA on October 22, 2018 for early settlement of the Debentures VI. (c) Term Loan raised by Gol Finance on August 31, 2016 for aircraft purchases and bank repayment of loans, with backstop guarantee from Delta Airlines. (d) Credit lines with private banks used to finance the import of spare parts and aeronautical equipment. The interest rates negotiated are Libor 3m + 4.40% p.a. and Libor 1m + 3.25% p.a. (e) Backed financing raised by the subsidiary Gol Finance on August 31, 2020, with Delta Airlines, backed by Smiles’ shares and other assets, maturing on December 30, 2021. (f) Issuance of Senior Notes 2022 by the subsidiary Gol Finance on September 24, 2014, to renegotiate the Company's indebtedness. (g) Financing to perform engine maintenance services with Ex-Im Bank guarantee with an average rate of 0.81% p.a., in four transactions, with three transaction maturing in 2021 and one transaction maturing in 2022. (h) Issuance of Exchangeable Senior Notes (“ESN”) by the subsidiary Gol Finance in March, April and July 2019, totaling US$425 million maturing in 2024. (i) Loan backed by the Company's own engines, maturing in 2024. (j) Issuance of Senior Notes 2025 by the subsidiary Gol Finance on December 11, 2017 and February 2, 2018, to repurchase Senior Notes and general purposes of the Company. (k) Issuance of Secured Notes 2026 by the subsidiary Gol Finance on December 23, 2020 totaling US$200 million, maturing in 2026. (l) Loans with a guarantee of 5 engines in total, made on June 28, 2018. The contracted rates vary between Libor 6m + 2.35% p.a. until Libor 6m + 4.25% p.a. (m) Issuance of Perpetual Notes by Gol Finance on April 5, 2006 to finance aircraft purchase.	(a) Issuance of transactions with the purpose maintaining and managing the Company's working capital. (b) Issuance of 88,750 debentures by GLA on October 22, 2018 for early settlement of the Debentures VI. (c) Term Loan raised by Gol Finance on August 31, 2016 for aircraft purchases and bank repayment of loans, with backstop guarantee from Delta Airlines. (d) Credit lines with private banks used to finance the import of spare parts and aeronautical equipment. The interest rates negotiated are Libor 3m + 4.40% p.a. and Libor 1m + 3.25% p.a. (e) Backed financing raised by the subsidiary Gol Finance on August 31, 2020, with Delta Airlines, backed by Smiles’ shares and other assets, maturing on December 30, 2021. (f) Issuance of Senior Notes 2022 by the subsidiary Gol Finance on September 24, 2014, to renegotiate the Company's indebtedness. (g) Financing to perform engine maintenance services with Ex-Im Bank guarantee with an average rate of 0.81% p.a., in four transactions, with three transaction maturing in 2021 and one transaction maturing in 2022. (h) Issuance of Exchangeable Senior Notes (“ESN”) by the subsidiary Gol Finance in March, April and July 2019, totaling US$425 million maturing in 2024. (i) Loan backed by the Company's own engines, maturing in 2024. (j) Issuance of Senior Notes 2025 by the subsidiary Gol Finance on December 11, 2017 and February 2, 2018, to repurchase Senior Notes and general purposes of the Company. (k) Issuance of Secured Notes 2026 by the subsidiary Gol Finance on December 23, 2020 totaling US$200 million, maturing in 2026. (l) Loans with a guarantee of 5 engines in total, made on June 28, 2018. The contracted rates vary between Libor 6m + 2.35% p.a. until Libor 6m + 4.25% p.a. (m) Issuance of Perpetual Notes by Gol Finance on April 5, 2006 to finance aircraft purchase.
Secured funding [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount								R$ 833,171
Amortized cost			R$ 157,000
Secured funding [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount						1,367,825
Interest rate p.a.		9.50%	9.50%
Secured funding [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $		$ 250,000
Exchangeable Senior Notes Derivatives [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Fair value of the derivative financial instrument			R$ 346,030
Derivatives liabilities					626,557	R$ 54,479
Percentage of capped call premium		85.00%	85.00%
Exchangeable Senior Notes Derivatives [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Fair value of the derivative financial instrument | $		$ 42,226		$ 54,479
Percentage of exchange premium		35.00%	35.00%
Exchangeable Senior Notes Derivatives [member] | American Depositary Shares [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Fair value of the derivative financial instrument					R$ 626,557
Delta Airlines backed [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Other assets							R$ 250,000
Funding [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Other assets							R$ 1,367,825